 Registration No. 33-58383
 File No. 811-07255

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 27	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 29	[X]

OPPENHEIMER INTERNATIONAL BOND FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)                 (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street 11th Floor, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[ ]	On ____________, pursuant to paragraph (b)
[X]	60 days after filing, pursuant to paragraph (a)(1)
[ ]	On ____________, pursuant to paragraph (a)(1)
[ ]	75 days after filing, pursuant to paragraph (a)(2)
[ ]	On ______________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This filing is made solely to correct the series number under which the Fund’s Class I shares are registered.  Parts A, B and C are incorporated by reference to Amendment No. 25 to the Registrant’s Registration Statement (File No. 033-58383), filed on January 26, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 2nd day of March 2012.

OPPENHEIMER INTERNATIONAL BOND FUND

By:	/s/ William F. Galvin, Jr.*
William F. Glavin, Jr., President,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the	March 2, 2012
William L. Armstrong	Board of Trustees

William F. Glavin, Jr *	President, Principal	March 2, 2012
William F. Glavin, Jr	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	March 2, 2012
Brian W. Wixted	Financial & Accounting Officer

Edward L. Cameron*	Trustee	March 2, 2012
Edward L. Cameron

Jon S. Fossel*	Trustee	March 2, 2012
Jon S. Fossel

Sam Freedman*	Trustee	March 2, 2012
Sam Freedman

Beverly L. Hamilton*	Trustee	March 2, 2012
Beverly L. Hamilton

Robert J. Malone*	Trustee	March 2, 2012
Robert J. Malone

F. William Marshall, Jr.*	Trustee	March 2, 2012
F. William Marshall, Jr.

Richard Grabish*	Trustee	March 2, 2012
Richard Grabish

Victoria Herget*	Trustee	March 2, 2012
Victoria Herget

James Vaughn*	Trustee	March 2, 2012
James Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact